International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Other investments	$ 372,739	$ 351,209
Other assets	179,936	161,133
Total assets	11,882,673	11,739,649
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	90,320	159,876
Total liabilities	10,446,965	10,139,484
Shareholders' equity:
Preferred shares		210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165	1,459,217	1,407,470
Total liabilities and shareholders' equity	11,882,673	11,739,649
Parent Company
ASSETS
Cash	1,539	13,668
Other investments	63,044	70,318
Notes receivable	409	495
Investment in subsidiaries	1,573,679	1,712,336
Other assets	617	1,567
Total assets	1,639,288	1,798,384
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Due to IBC Trading	21	21
Other liabilities	12,833	7,472
Total liabilities	203,580	198,219
Shareholders' equity:
Preferred shares		210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165
Total liabilities and shareholders' equity	$ 1,639,288	$ 1,798,384